EARNINGS PER SHARE (Schedule of computation of basic and diluted earnings (loss) per share) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator for basic and diluted earnings (losses) per share -
Net income available to holders of ordinary shares	$ 3,834	$ 6,266
Denominator for basic diluted earnings (losses) per share -
Weighted average number of shares	57,081,120	57,016,808
Add – stock options and PSUs	108,286	0
Denominator for diluted earnings per share	57,189,406	57,016,808